Total
GMO Emerging Domestic Opportunities Fund
GMO Emerging Domestic Opportunities Fund

GMO TRUST

Supplement dated November 22, 2019 to the
GMO Trust Prospectus dated June 30, 2019

Effective November 22, 2019 (the “Effective Date”), each of GMO Emerging Markets Fund and GMO Emerging Domestic Opportunities Fund (each, a “Fund”) is offering additional classes of shares, Class R6 and Class I. Also as of the Effective Date, the Board of Trustees of GMO Trust (the “Trust”) has approved the elimination of the purchase premium and redemption fee for each Fund. Accordingly, as of the Effective Date, the Prospectus is amended as follows:

Front Cover

On the front cover of the Prospectus, the list of funds is hereby amended to add each Fund’s Class R6 shares and Class I shares.

The sections appearing on pages 71 to 74 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” “Example,” “Performance,” and “Average Annual Total Returns” are replaced in their entirety with the following:

The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Emerging Domestic Opportunities Fund		Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Management fee	[1]	0.97%	0.90%	0.855%	0.835%	0.805%	0.97%	0.97%
Other expenses		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.18%	[2]
Acquired fund fees and expenses (underlying fund expenses)	[3]	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Total annual fund operating expenses		1.19%	1.12%	1.08%	1.06%	1.03%	1.19%	1.29%
Expense reimbursement/waiver	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	[2]
Total annual fund operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)		1.18%	1.11%	1.07%	1.05%	1.02%	1.18%	1.28%
[1]	Includes both management fee of 0.75% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled "Multiple Classes and Eligibility." Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and any portion of custody expenses that exceeds 0.10% of the Fund's average daily net assets. GMO also has contractually agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[2]	Includes estimate of payments for sub-transfer agency, recordkeeping and other administrative services for Class I's initial fiscal year. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided in respect of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least June 30, 2020 and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[3]	Consists of approximately 0.11% in underlying fund fees and expenses and 0.03% in commissions paid to brokers by the Fund for executing transactions in unaffiliated underlying funds.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - GMO Emerging Domestic Opportunities Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	120	379	658	1,453
Class III	113	357	620	1.373
Class IV	109	345	599	1,327
Class V	107	336	584	1,293
Class VI	104	327	568	1,259
Class R6	120	379	658	1,453
Class I	130	410	711	1,566

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. As of the date of this Prospectus, there are no Class R6 shares or Class I shares outstanding. The returns information below is for the Fund’s Class II shares. Class R6 and Class I shares would have substantially similar annual returns to Class II shares because they invest in the same portfolio of securities. Their annual returns would differ from Class II shares to the extent that they bear different expenses. While Class R6 shares are expected to bear the same expenses as Class II shares, Class I shares bear higher expenses than Class II shares and therefore would have lower returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class II shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Average Annual Total Returns Periods Ending December 31, 2018
Average Annual Returns - GMO Emerging Domestic Opportunities Fund	1 Year	5 Years	Since Inception	Inception Date
Class II	(20.41%)	0.72%	2.89%	Mar. 24, 2011
Class III	(20.37%)	0.80%	3.36%	Jun. 29, 2012
Class IV	(20.34%)	0.84%	2.62%	May 02, 2012
Class V	(20.28%)	0.87%	0.75%	Nov. 29, 2013
After Taxes on Distributions | Class II	(22.73%)	(0.13%)	2.14%	Mar. 24, 2011
After Taxes on Distributions and Sale of Fund Shares | Class II	(10.34%)	0.71%	2.35%	Mar. 24, 2011
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class II	(14.58%)	1.65%	0.39%	Mar. 24, 2011
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class III	(14.58%)	1.65%	2.87%	Jun. 29, 2012
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class IV	(14.58%)	1.65%	1.50%	May 02, 2012
MSCI Emerging Markets Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes) | Class V	(14.58%)	1.65%	1.33%	Nov. 29, 2013